COMMITMENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Minimum rental and lease payments	$ 37	$ 1,294
Not later than one year [member]
Statement [Line Items]
Minimum rental and lease payments	20	1,269
Later Than One Year And Not Later Than Five Years [Member]
Statement [Line Items]
Minimum rental and lease payments	14	20
Later Than Five Years [Member]
Statement [Line Items]
Minimum rental and lease payments	$ 3	$ 5